FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5             FAIR VALUE MEASUREMENTS

We apply fair value accounting for all financial assets and liabilities and non-financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is estimated by applying the following hierarchy, which prioritizes the inputs used to measure the fair value into three levels and bases the categorization within the hierarchy upon the lowest level of input that is available and significant to the fair value measurements.

Level I - Quoted prices in an active market for identical assets or liabilities.

Level II - Observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets and liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level III - Inputs that are generally unobservable and typically reflect our estimate of assumptions that market participants would use in pricing the asset or liability.

The carrying amounts for cash, accounts payable, accrued expenses, and short-term debt approximate their fair values due to the short period of time until maturity. The fair value of the convertible option and debenture warrants are measured by using the Black-Scholes option-pricing model. As of December 31, 2014, the assumptions used to measure the fair value of the liability of the freestanding warrants included an exercise price of $1.00 per share, a purchase price of $1.00, maturity dates ranging from December 2018 through March 2020, and a volatility of approximately 20%. As of December 31, 2013, the assumptions used to measure fair value of the liability embedded in our debenture included a conversion price of $1.50, and our freestanding debenture warrants included a warrant exercise price of $1.65 per share, a common share price of $1.10, December 2018 maturity, and a volatility of approximately 21%.

The following table sets forth, by level within the fair value hierarchy, our financial instrument liabilities as of December 31,

	2014	2013
Derivative liability
Level I Quoted Prices	$-	$-
Level II Observable Inputs	-	-
Level III Unobservable Inputs	112,009	39,804

Total	$112,009	$39,804

The following table sets forth a summary of changes in the fair value of our Level 3 financial instrument liability as of December 31,

	2014	2013

Beginning Balance	$39,804	$-
Issued	172,803	39,563
(Gains) losses during the period	(100,598)	241
Settlements	-	-

Ending Balance	$112,009	$39,804